Schedule of Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
Opening balance for the year	$ 7,605	$ 39,556	$ 74,067
Payments on operating lease liabilities	(7,605)	(31,951)	(34,511)
Closing balance for the year		7,605	39,556
Less: current portion		(7,605)	(32,116)
Operating lease liabilities - non-current portion as at end of period			$ 7,440